LKCM Small Cap Equity Fund
Schedule of Investments
as of March 31, 2024 (Unaudited)

COMMON STOCKS - 92.7%	Shares	Value
Aerospace & Defense - 1.6%
Hexcel Corp.	39,900	$2,906,715
Mercury Systems, Inc.(a)	46,949	1,384,995
		4,291,710

Banks - 6.4%
Cadence Bank	99,352	2,881,208
Cullen/Frost Bankers, Inc.	21,375	2,406,184
Hilltop Holdings, Inc.	32,874	1,029,614
Home BancShares, Inc./AR	141,973	3,488,276
Pinnacle Financial Partners, Inc.	46,057	3,955,375
Webster Financial Corp.	61,844	3,139,820
		16,900,477

Beverages - 1.4%
Primo Water Corp. (b)	202,743	3,691,950

Broadline Retail - 1.1%
Ollie's Bargain Outlet Holdings, Inc.(a)	35,092	2,792,270

Building Products - 3.3%
CSW Industrials, Inc.	20,048	4,703,261
Zurn Elkay Water Solutions Corp.	115,319	3,859,727
		8,562,988

Capital Markets - 1.1%
Piper Sandler Cos.	15,150	3,007,123

Chemicals - 4.1%
Ecovyst, Inc.(a)	367,120	4,093,388
Ferroglobe Representation & Warranty Insurance Trust(a)(c)	302,970	0
Hawkins, Inc.	45,718	3,511,143
Quaker Chemical Corp.	14,941	3,066,640
		10,671,171

Commercial Services & Supplies - 0.7%
Driven Brands Holdings Inc.(a)	124,781	1,970,292

Communications Equipment - 0.6%
Lumentum Holdings, Inc.(a)	34,025	1,611,084

Construction Materials - 1.4%
Eagle Materials, Inc.	13,412	3,644,711

Consumer Finance - 1.0%
FirstCash Holdings, Inc.	20,481	2,612,147

Electrical Equipment - 0.7%
Generac Holdings, Inc.(a)	15,144	1,910,264

Energy Equipment & Services - 1.5%
Weatherford International PLC(a)(b)	33,545	3,871,764

Financial Services - 4.1%
AvidXchange Holdings, Inc.(a)	339,404	4,463,163
Euronet Worldwide, Inc.(a)	28,100	3,089,033
Repay Holdings Corp.(a)	279,840	3,078,240
		10,630,436

Food Products - 1.0%
Utz Brands, Inc.	139,223	2,567,272

Health Care Equipment & Supplies - 3.1%
Alphatec Holdings, Inc.(a)	195,847	2,700,730
Enovis Corp.(a)	54,242	3,387,413
Neogen Corp.(a)	125,934	1,987,239
		8,075,382

Health Care Providers & Services - 4.6%
Ensign Group, Inc.	21,023	2,615,682
HealthEquity, Inc.(a)	37,029	3,022,677
Progyny, Inc.(a)	79,386	3,028,576
R1 RCM Inc.(a)	257,880	3,321,494
		11,988,429

Hotels, Restaurants & Leisure - 5.9%
Bowlero Corp.	189,190	2,591,903
Everi Holdings, Inc.(a)	262,126	2,634,366
Playa Hotels & Resorts NV(a)(b)	350,322	3,398,123
Red Rock Resorts, Inc. - Class A	51,909	3,105,197
Wingstop, Inc.	10,350	3,792,240
		15,521,829

Insurance - 3.3%
Goosehead Insurance, Inc. - Class A(a)	63,278	4,215,580
Palomar Holdings, Inc.(a)	52,983	4,441,565
		8,657,145

IT Services - 0.5%
Perficient Inc.(a)	25,450	1,432,580

Leisure Products - 0.4%
YETI Holdings, Inc.(a)	28,454	1,096,902

Life Sciences Tools & Services - 3.3%
Medpace Holdings, Inc.(a)	13,349	5,394,998
Stevanato Group SpA(b)	96,142	3,086,158
		8,481,156

Machinery - 9.5%
Alamo Group, Inc.	19,357	4,419,784
Chart Industries, Inc.(a)	19,311	3,180,908
ESAB Corp.	52,221	5,774,076
Franklin Electric Co., Inc.	18,534	1,979,616
Helios Technologies, Inc.	51,458	2,299,658
ITT, Inc.	30,360	4,129,871
Watts Water Technologies, Inc. - Class A	15,324	3,257,116
		25,041,029

Marine Transportation - 1.9%
Kirby Corp.(a)	52,376	4,992,480

Media - 2.3%
Magnite, Inc.(a)	279,296	3,002,432
Nexstar Media Group, Inc. - Class A	18,077	3,114,486
		6,116,918

Oil, Gas & Consumable Fuels - 6.8%
CNX Resources Corp.(a)	164,454	3,900,849
HF Sinclair Corp.	48,714	2,940,864
Magnolia Oil & Gas Corp. - Class A	159,066	4,127,763
Northern Oil and Gas, Inc.	76,508	3,035,838
Permian Resources Corp.	216,937	3,831,107
		17,836,421

Personal Care Products - 2.2%
BellRing Brands, Inc.(a)	98,013	5,785,707

Professional Services - 2.9%
CBIZ, Inc.(a)	43,369	3,404,467
NV5 Global, Inc.(a)	24,215	2,373,312
Upwork, Inc.(a)	142,058	1,741,631
		7,519,410

Real Estate Management & Development - 0.9%
FirstService Corp. (b)	14,470	2,399,126

Semiconductors & Semiconductor Equipment - 1.0%
Tower Semiconductor Ltd.(a) (b)	79,601	2,662,654

Software - 8.7%
Altair Engineering, Inc. - Class A(a)	47,450	4,087,817
Appian Corp. - Class A(a)	48,326	1,930,624
LiveRamp Holdings, Inc.(a)	92,415	3,188,317
Model N, Inc.(a)	71,897	2,046,908
Nutanix, Inc. - Class A(a)	33,000	2,036,760
Q2 Holdings, Inc.(a)	79,392	4,172,844
Sprout Social, Inc. - Class A(a)	41,388	2,471,277
Workiva Inc.(a)	33,777	2,864,290
		22,798,837

Specialty Retail - 1.5%
Academy Sports & Outdoors, Inc.	59,874	4,043,890

Textiles, Apparel & Luxury Goods - 1.6%
Crocs, Inc.(a)	29,199	4,198,816

Trading Companies & Distributors - 2.3%
Global Industrial Co.	73,726	3,301,450
SiteOne Landscape Supply, Inc.(a)	15,657	2,732,930
		6,034,380
TOTAL COMMON STOCKS (Cost $159,214,514)		243,418,750

SHORT-TERM INVESTMENTS - 7.4%
Money Market Funds - 7.4%	Shares
Fidelity Investments Money Market Government Portfolio, 5.22%(d)	3,601,036	3,601,036
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 5.24%(d)	7,844,290	7,844,290
MSILF Government Portfolio, 5.21%(d)	7,844,290	7,844,290
		19,289,616
TOTAL SHORT-TERM INVESTMENTS (Cost $19,289,616)		19,289,616

TOTAL INVESTMENTS - 100.1% (Cost $178,504,130)		$262,708,366
Liabilities in Excess of Other Assets - (0.1)%		(312,568)
TOTAL NET ASSETS - 100.0%		$262,395,798

(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2024.

(d)	The rate shown represents the 7-day effective yield as of March 31, 2024.

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LKCM SMALL CAP EQUITY FUND Sector Classification as of March 31, 2024
(% of Net Assets)
Industrials	22.9%
Financials	15.9
Health Care	11.0
Information Technology	10.8
Consumer Discretionary	10.5
Energy	8.3
Materials	5.5
Consumer Staples	4.6
Communication Services	2.3
Real Estate	0.9
Money Market Funds	7.4
Liabilities in Excess of Other Assets	(0.1)
100.0%

Fair Value Measurement Summary at March 31, 2024

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded. Nasdaq Global Market securities are valued at the Nasdaq Official
Closing Price ("NOCP"). Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets. Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded. Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service. Futures and options on futures are valued at the settlement prices established each day on the principal exchange on which they are traded. Forward contracts are valued based on the forward rate using information provided by an independent pricing service. Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued in good faith at fair value. Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act of 1940, including related oversight and reporting requirements.
The Valuation Rule also defines when market quotations are “readily available” for purposes of the Investment Company Act of 1940, the threshold for determining whether the Fund must fair value a security. The Valuation Rule permits the Fund’s board to designate the
Fund’s primary investment adviser as “valuation designee” to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the registered investment company’s board receives the information it needs to oversee the investment adviser’s fair value determinations. The Board has designated the Adviser as valuation designee under the Valuation Rule to perform fair value functions in accordance with the requirements of the Valuation Rule. The
Adviser may value securities at fair value in good faith pursuant to the Adviser’s and the Fund’s procedures. The Adviser may use prices provided by independent pricing services to assist in the fair valuation of the Fund’s portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of March 31, 2024, the Fund's assets carried at fair value were classified as follows:

LKCM Small Cap Equity Fund
	Level 1	Level 2	Level 3	Total
Assets:

Common Stocks	$243,418,750	–	$–	$243,418,750
Money Market Funds	19,289,616	–	–	19,289,616
Total Assets	$262,708,366	–	$–	$262,708,366

(1) Level 3 security valued at $0.

Below is a reconciliation of Level 3 assets held by the LKCM Small Cap Equity Fund for which significant observable inputs were used to determine fair value.

Level 3
Description	Common Stocks
Balance as of December 31, 2023	$-	(1)
Purchases	-
Sales proceeds	-
Realized gain (loss)	-
Change in unrealized appreciation/depreciation	-
Transfers into/(out of) Level 3	-
Balance as of March 31, 2024	$-	(1)

Change in unrealized appreciation/depreciation during the period for Level 3 investments held at March 31, 2024

(1) Level 3 security valued at $0.

Refer to the Schedule of Investments for industry classifications.